Loans and Allowance for Loan Loss (Detail 5) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2015 loan	Dec. 31, 2014 item	Dec. 31, 2013
Loans and Allowance for Loan Losses
Number of categories into which loan is classified from credit risk standpoint	4	4
Credit Quality Indicators
Loans	$ 615,495	$ 603,310	$ 495,270
Pass
Credit Quality Indicators
Loans	612,909	600,773	491,333
Special Mention
Credit Quality Indicators
Loans	1,540	672	738
Substandard
Credit Quality Indicators
Loans	1,046	1,865	3,199
Construction and land
Credit Quality Indicators
Loans	84,030	69,966	47,643
Construction and land | Pass
Credit Quality Indicators
Loans	84,030	69,425	46,998
Construction and land | Substandard
Credit Quality Indicators
Loans		541	645
Farmland
Credit Quality Indicators
Loans	10,156	10,528	11,656
Farmland | Pass
Credit Quality Indicators
Loans	10,156	10,528	11,656
1 - 4 family residential
Credit Quality Indicators
Loans	113,392	105,788	86,908
1 - 4 family residential | Pass
Credit Quality Indicators
Loans	113,055	105,786	85,649
1 - 4 family residential | Substandard
Credit Quality Indicators
Loans	337	2	1,259
Multi-family residential
Credit Quality Indicators
Loans	9,540	9,964	11,862
Multi-family residential | Pass
Credit Quality Indicators
Loans	9,540	9,964	11,862
Nonfarm nonresidential
Credit Quality Indicators
Loans	190,967	195,839	171,451
Nonfarm nonresidential | Pass
Credit Quality Indicators
Loans	190,570	195,464	171,371
Nonfarm nonresidential | Special Mention
Credit Quality Indicators
Loans	397
Nonfarm nonresidential | Substandard
Credit Quality Indicators
Loans		375	80
Commercial
Credit Quality Indicators
Loans	204,061	207,101	160,823
Commercial | Pass
Credit Quality Indicators
Loans	202,238	205,681	158,919
Commercial | Special Mention
Credit Quality Indicators
Loans	1,143	672	731
Commercial | Substandard
Credit Quality Indicators
Loans	680	748	1,173
Consumer
Credit Quality Indicators
Loans	3,349	4,124	4,927
Consumer | Pass
Credit Quality Indicators
Loans	3,320	3,925	4,878
Consumer | Special Mention
Credit Quality Indicators
Loans			7
Consumer | Substandard
Credit Quality Indicators
Loans	$ 29	$ 199	$ 42